Income taxes - Additional Information (Details) - OHB Pediatrics Ltd [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Income taxes [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 3,743
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 11,300